Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)				4 Months Ended	9 Months Ended		12 Months Ended
	Jun. 19, 2025	May 22, 2025	Aug. 14, 2024	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 25, 2025	Aug. 12, 2024
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Aggregate purchase price per share (in Dollars per share)	$ 21
Cash				$ 0	$ 0
Working capital deficit				$ 7,756	$ 65,554
Date of incorporation				Mar. 07, 2025	Mar. 07, 2025
Cantor Equity Partners, Inc. [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Common stock par value (in Dollars per share)						$ 0.0001	$ 0.0001
Price per price (in Dollars per share)			$ 10
Gross proceeds						$ 100,000,000	$ 100,000,000
Net proceeds from private placement						$ 3,000,000	3,000,000
Offering cost					2,400,000		2,400,000
Underwriting fees					2,100,000		2,100,000
Other offering cost					$ 300,000		$ 300,000
Public share redemption price. (in Dollars per share)					$ 10.15
Redeemed share price (in Dollars per share)					$ 0.15		$ 0.15
Net tangible assets					$ 5,000,001		$ 5,000,001
Redemption shares percentage					25.00%		25.00%
Investors agreed to acquire in a private placement percentage		1.00%
Purchase an aggregate of shares (in Shares)	7,180,952
Aggregate purchase price per share (in Dollars per share)					$ 21
Cash					$ 25,000		$ 25,000	0
Working capital deficit					1,762,000		190,000	295,000
Interest income					$ 5,301,000		$ 1,976,000	0
Cantor Equity Partners, Inc. [Member] | Convertible Note [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Aggregate principal amount		$ 340,200,000
Cantor Equity Partners, Inc. [Member] | Convertible Note Subscription Agreements [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Aggregate principal amount		$ 100,000,000
Cantor Equity Partners, Inc. [Member] | Bitcoin [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Purchase an aggregate of shares for bitcoin	132.9547	347.6168			347.6168
Business Combination [Member] | Cantor Equity Partners, Inc. [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Fair market value percentage					80.00%		80.00%
Sponsor [Member] | Cantor Equity Partners, Inc. [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Public share redemption price. (in Dollars per share)					$ 10.15		$ 10.15
Redeemed share price (in Dollars per share)					$ 0.15		$ 0.15
Aggregate principal amount					$ 1,750,000		$ 1,750,000
Reduction amount of funds in trust account (in Dollars per share)					$ 10.15		$ 10.15
Contribution value					$ 25,000		$ 25,000
Loan amount					0		1,000
Sponsor [Member] | Cantor Equity Partners, Inc. [Member] | Promissory Note [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Loan amount					$ 287,000		287,000
Sponsor Loan [Member] | Cantor Equity Partners, Inc. [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Loan amount							$ 333,000	$ 0
Business Combination [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Price per price (in Dollars per share)				$ 10	$ 10
Business Combination [Member] | Cantor Equity Partners, Inc. [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Outstanding voting securities percentage					50.00%
Public Shares [Member] | Cantor Equity Partners, Inc. [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Public share redemption price. (in Dollars per share)					$ 10.15		$ 10.15
Redemption shares percentage					100.00%		100.00%
Public Shares [Member] | Sponsor [Member] | Cantor Equity Partners, Inc. [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Redeemed share price (in Dollars per share)					$ 0.15		$ 0.15
Business Combination [Member] | Cantor Equity Partners, Inc. [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Outstanding voting securities percentage							50.00%
Business Combination [Member] | Sponsor [Member] | Cantor Equity Partners, Inc. [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Loan amount					$ 1,750,000		$ 1,750,000
Business Combination [Member] | Sponsor Loan [Member] | Cantor Equity Partners, Inc. [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Loan amount					$ 904,000		$ 333,000
April Equity Pipe Investors [Member] | Cantor Equity Partners, Inc. [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Purchase an aggregate of shares (in Shares)		2,950,000			17,050,000
Purchase price					$ 84,863.57
April Equity Pipe Shares [Member] | Cantor Equity Partners, Inc. [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Purchase an aggregate of shares (in Shares)		17,050,000			2,950,000
June Equity Pipe Shares [Member] | Cantor Equity Partners, Inc. [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Purchase an aggregate of shares (in Shares)	676,191
Purchase an aggregate of shares for bitcoin					7,180,952
Purchase price					$ 106,803.38
June Equity Pipe Shares [Member] | Cantor Equity Partners, Inc. [Member] | Bitcoin [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Purchase an aggregate of shares for bitcoin					132.9547
June Equity PIPE Investors [Member] | Cantor Equity Partners, Inc. [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Purchase an aggregate of shares (in Shares)					676,191
Class A Ordinary Shares [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Common stock par value (in Dollars per share)				$ 0.01	$ 0.01
Public share redemption price. (in Dollars per share)										$ 10
Class A Ordinary Shares [Member] | Cantor Equity Partners, Inc. [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Number of shares (in Shares)			10,000,000				10,000,000
Common stock par value (in Dollars per share)					0.0001		$ 0.0001	$ 0.0001
Price per price (in Dollars per share)		$ 0.01
Gross proceeds							$ 100,000,000
Public share redemption price. (in Dollars per share)		$ 10			$ 12		$ 12
Investors agreed to purchase share (in Shares)		20,000,000
Class A Ordinary Shares [Member] | Business Combination [Member] | Cantor Equity Partners, Inc. [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Aggregate purchase price of private placement		$ 200,000,000
Class A Ordinary Shares [Member] | Subscription Agreements [Member] | Cantor Equity Partners, Inc. [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Investors agreed to purchase share (in Shares)	7,857,143
Aggregate purchase price of equity issuance	$ 165,000,000
Purchase price (in Dollars per share)	$ 21
Class A Ordinary Shares [Member] | April Equity Pipe Investors [Member] | Cantor Equity Partners, Inc. [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Net proceeds from private placement					$ 200,000,000
Aggregate purchase price per share (in Dollars per share)					$ 10
Class B Ordinary Shares [Member] | Cantor Equity Partners, Inc. [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Common stock par value (in Dollars per share)					$ 0.0001		$ 0.0001	$ 0.0001
Public share redemption price. (in Dollars per share)									$ 0.0001
IPO [Member] | Cantor Equity Partners, Inc. [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Number of shares (in Shares)			10,000,000
Common stock par value (in Dollars per share)			$ 0.0001
Price per price (in Dollars per share)			$ 10
Gross proceeds			$ 100,000,000
Net proceeds from private placement			$ 100,000,000
IPO [Member] | Class A Ordinary Shares [Member] | Cantor Equity Partners, Inc. [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Number of shares (in Shares)					300,000		300,000
Common stock par value (in Dollars per share)			$ 0.0001
Price per price (in Dollars per share)					$ 10		$ 10
Net proceeds from private placement					$ 3,000,000		$ 3,000,000
Public share redemption price. (in Dollars per share)			$ 10				$ 10
IPO [Member] | Class A Ordinary Shares [Member] | Cantor EP Holdings, LLC [Member] | Cantor Equity Partners, Inc. [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Number of shares (in Shares)			10,000,000
Private Placement [Member] | Cantor Equity Partners, Inc. [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Net proceeds from private placement			$ 3,000,000				$ 3,000,000
Public share redemption price. (in Dollars per share)			$ 10				$ 10
Private Placement [Member] | Class A Ordinary Shares [Member] | Cantor Equity Partners, Inc. [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Purchase an aggregate of shares (in Shares)					20,000,000
Private Placement [Member] | Class A Ordinary Shares [Member] | June Equity PIPE Investors [Member] | Cantor Equity Partners, Inc. [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Net proceeds from private placement					$ 165,000,000
Purchase an aggregate of shares (in Shares)					7,857,143